CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Statement of Cash Flows [Abstract]
Net issuance of stock	¥ 31,791